Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization and Principal Activities
Schedule of major subsidiaries, VIE and the VIE's subsidiaries

			Percentage of
			direct or
		Place of	indirect
Entity Subsidiaries	incorporation/acquisition	incorporation	ownership	Principal activities

One Flew Over the Ocean Limited	July 12, 2018	BVI	100%	Investment holding
The Pearl of the East United Development Company Limited	July 26, 2018	Hong Kong	100%	Investment holding
Hong Kong Ocean Infinity Limited	January 31, 2019	Hong Kong	100%	Procurement/ Sale of merchandise
Peaches International Universal Limited	July 25, 2018	Hong Kong	100%	Procurement/ Sale of merchandise
Guangzhou Transasia Trading Co., Ltd.	July 10, 2018	PRC	100%	Investment holding
Guangzhou Ocean Unbounded Internet Co., Ltd.	July 16, 2019	PRC	100%	Procurement/ Sale of merchandise
Guangzhou Ocean Infinity Technology Co., Ltd.	January 26, 2018	PRC	100%	Procurement/ Sale of merchandise
Guangzhou Voyage Infinity Technology Co., Ltd.	February 19, 2019	PRC	100%	Procurement/ Sale of merchandise
Meissa International Co., Ltd	March 29, 2017	Korea	90%	Procurement/ Sale of merchandise

VIE
Guangzhou Onion Vogue Group Co., Ltd.	July 3, 2009	PRC	100%	ICP license provider

VIE’s subsidiaries
Guangzhou Onion Fans Technology Co., Ltd.	August 27, 2018	PRC	100%	Provision of subscription services
Doubletree (Tibet) Trading Co., Ltd.	August 19, 2016	PRC	100%	Provision of subscription services
Voyage of the Dawn Trading Limited	December 6, 2016	Hong Kong	100%	Procurement/ Sale of merchandise
Guangzhou Ocean Unbounded Technology Co.,Ltd	April 11, 2018	PRC	100%	Procurement/ Sale of merchandise

Schedule of VIE and its subsidiaries' financial statements

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	111,385	81,106	12,728
Restricted cash	8,014	11,017	1,729
Short-term investments	73,160	—	—
Accounts receivable, net	1,233	2,268	356
Inventories, net	3,157	13,493	2,117
Loans receivable, net	5,575	—	—
Prepayments and other current assets	40,616	25,493	4,000
Amounts due from related parties	5,488	13	2
Amount due from the Company and its subsidiaries	329,943	246,688	38,711
Total current assets	578,571	380,078	59,643
Non-current assets:
Property and equipment, net	9,200	10,908	1,712
Deferred tax assets	4,582	15,891	2,494
Total non-current assets	13,782	26,799	4,206
Total assets	592,353	406,877	63,849
LIABILITIES
Current liabilities:
Short-term bank loans	24,200	—	—
Accounts payable	26,527	1,477	232
Customers advances and deferred revenue	64,110	812	127
Amounts due to related parties	—	4	1
Income tax payable	7,237	556	87
Accrued expenses and other current liabilities	59,338	45,154	7,086
Amounts due to the Company and its subsidiaries	116,867	67,661	10,617
Total current liabilities	298,279	115,664	18,150
Total liabilities	298,279	115,664	18,150

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues	1,072,305	291,744	111,092	43,314
Net income/(loss)	31,942	4,117	(149,932)	(23,528)
Net cash used in operating activities	83,373	(2,736)	(98,792)	(15,503)
Net cash (used in)/generated from investing activities	(64,931)	(17,132)	79,446	12,467
Net cash generated from/(used in) financing activities	1,924	23,315	(7,770)	(1,219)
Effect of exchange rate on cash, cash equivalents and restricted cash	(74)	(1)	(160)	(25)
Net increase/(decrease) in cash, cash equivalents and restricted cash	20,292	3,446	(27,276)	(4,280)